Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Trade payables	225.0	151.7
Accruals and other payables	512.3	387.5
Payroll payables	87.3	44.8
Leave pay accrual	73.2	60.7
Interest payable on loans	10.3	6.4
Trade and other payables	908.1	651.1